Consolidated statements of cash flow (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non cash transactions
Acquisition of property, plant and equipment and concession extension easements not paid	$ 11,561	$ 6,019	$ 6,559
Net (decreases) increases related to hydrocarbon wells abandonment obligation costs	$ (11,710)	(4,913)	2,243
Contributions in joint ventures		$ 19
Dividends to collect			100
Increase in investments in financial assets through a decrease in trade receivables and other receivables			$ 9,918